Expenses By Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Employee-related costs	$ 810.7	$ 815.2	$ 804.7
SBC expense included in above employee-related costs	25.8	34.1	33.4
Freight and transportation costs	107.9	90.3	97.0
Depreciation expense (including depreciation on ROU assets)	99.1	105.8	73.7
Rental expense	4.5	5.3	$ 35.4
Depreciation expense	$ 30.3	$ 32.5